Property and equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
Property and equipment
Beginning balance	$ 3,307,055
Ending balance	2,980,399	$ 3,307,055
Cost
Property and equipment
Beginning balance	5,651,815	1,701,783
Additions	319,656	227,347
Disposals	(671,933)
Transferred to Inventory	(22,282)	86,455
Business acquisition		3,830,511
Currency translation	8,144	(21,371)
Ending balance	5,285,400	5,651,815
Accumulated depreciation
Property and equipment
Beginning balance	(2,344,760)	(531,801)
Depreciation	635,332	301,599
Disposals	671,933
Transferred to Inventory	(3,158)	(5,325)
Business acquisition		1,516,685
Ending balance	(2,305,001)	(2,344,760)
Nautical Ventures Group Inc.
Property and equipment
Business acquisition		2,313,826
Machinery and equipment
Property and equipment
Beginning balance	1,807,033
Ending balance	1,643,739	1,807,033
Machinery and equipment | Cost
Property and equipment
Beginning balance	2,875,816	325,120
Additions	159,035	185,167
Disposals	(307,546)
Business acquisition		2,367,675
Currency translation	1,954	(2,146)
Ending balance	2,729,259	2,875,816
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(1,068,783)	(207,622)
Depreciation	347,307	102,318
Disposals	330,570
Business acquisition		758,843
Ending balance	(1,085,520)	(1,068,783)
Rolling stock
Property and equipment
Beginning balance	263,286
Ending balance	214,091	263,286
Rolling stock | Cost
Property and equipment
Beginning balance	794,075	35,473
Additions	119,619
Disposals	(210,159)
Business acquisition		758,754
Currency translation	42	(152)
Ending balance	703,577	794,075
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(530,789)	(27,156)
Depreciation	168,856	27,476
Disposals	210,159
Business acquisition		476,157
Ending balance	(489,486)	(530,789)
Computer equipment
Property and equipment
Beginning balance	181,060
Ending balance	122,663	181,060
Computer equipment | Cost
Property and equipment
Beginning balance	415,673	19,228
Additions		4,379
Disposals	(111,687)
Business acquisition		392,113
Currency translation	30	(47)
Ending balance	304,016	415,673
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(234,613)	(16,574)
Depreciation	35,403	21,867
Disposals	88,663
Business acquisition		196,172
Ending balance	(181,353)	(234,613)
Moulds
Property and equipment
Beginning balance	670,183
Ending balance	658,951	670,183
Moulds | Cost
Property and equipment
Beginning balance	817,467	830,539
Currency translation	4,913	(13,072)
Ending balance	822,380	817,467
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(147,284)	(114,875)
Depreciation	16,145	32,409
Ending balance	(163,429)	(147,284)
Leasehold improvements
Property and equipment
Beginning balance	278,438
Ending balance	258,139	278,438
Leasehold improvements | Cost
Property and equipment
Beginning balance	619,674	276,973
Additions	41,002	32,853
Disposals	(42,541)
Business acquisition		311,969
Currency translation	421	(2,121)
Ending balance	618,556	619,674
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(341,236)	(160,930)
Depreciation	61,722	94,793
Disposals	42,541
Business acquisition		85,513
Ending balance	(360,417)	(341,236)
Boat rental fleet
Property and equipment
Beginning balance	107,055
Ending balance	82,816	107,055
Boat rental fleet | Cost
Property and equipment
Beginning balance	129,110	214,450
Additions		4,948
Transferred to Inventory	(22,282)	86,455
Currency translation	784	(3,833)
Ending balance	107,612	129,110
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(22,055)	(4,644)
Depreciation	5,899	22,736
Transferred to Inventory	(3,158)	(5,325)
Ending balance	$ (24,796)	$ (22,055)